Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.71414%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$864,175.98

Principal:
Principal Collections	$14,964,887.69
Prepayments in Full	$6,269,840.71
Liquidation Proceeds	$106,384.70
Recoveries	$52,666.57
Sub Total	$21,393,779.67
Collections	$22,257,955.65

Purchase Amounts:
Purchase Amounts Related to Principal	$303,521.22
Purchase Amounts Related to Interest	$1,174.66
Sub Total	$304,695.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,562,651.53

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,562,651.53
Servicing Fee	$288,812.86	$288,812.86	$0.00	$0.00	$22,273,838.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,273,838.67
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,273,838.67
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,273,838.67
Interest - Class A-3 Notes	$104,596.28	$104,596.28	$0.00	$0.00	$22,169,242.39
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$21,789,788.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,789,788.64
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$21,666,622.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,666,622.97
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$21,578,277.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,578,277.14
Regular Principal Payment	$19,479,452.95	$19,479,452.95	$0.00	$0.00	$2,098,824.19
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,098,824.19
Residual Released to Depositor	$0.00	$2,098,824.19	$0.00	$0.00	$0.00
Total		$22,562,651.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,479,452.95
Total					$19,479,452.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,479,452.95	$39.64	$104,596.28	$0.21	$19,584,049.23	$39.85
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$19,479,452.95	$11.94	$695,561.53	$0.43	$20,175,014.48	$12.37

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$45,149,472.55	0.0918886	$25,670,019.60	0.0522439
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$286,479,472.55	0.1755765	$267,000,019.60	0.1636380

Pool Information
Weighted Average APR	2.988%	2.984%
Weighted Average Remaining Term	26.65	25.81
Number of Receivables Outstanding	26,182	25,459
Pool Balance	$346,575,436.84	$324,854,585.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$320,232,073.01	$300,426,807.29
Pool Factor	0.1939753	0.1818183

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$24,427,778.23
Targeted Overcollateralization Amount	$57,854,565.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,854,565.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$76,217.00
(Recoveries)		113	$52,666.57
Net Loss for Current Collection Period			$23,550.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0815%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.3764%
Second Prior Collection Period			0.4139%
Prior Collection Period			-0.5858%
Current Collection Period			0.0842%
Four Month Average (Current and Prior Three Collection Periods)			-0.1160%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,044	$13,514,976.06
(Cumulative Recoveries)			$3,481,882.91
Cumulative Net Loss for All Collection Periods			$10,033,093.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5615%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,439.87
Average Net Loss for Receivables that have experienced a Realized Loss			$3,296.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	223	$3,862,683.78
61-90 Days Delinquent	0.20%	35	$648,031.57
91-120 Days Delinquent	0.02%	5	$68,564.78
Over 120 Days Delinquent	0.09%	17	$304,386.70
Total Delinquent Receivables	1.50%	280	$4,883,666.83

Repossession Inventory:
Repossessed in the Current Collection Period		9	$119,039.58
Total Repossessed Inventory		16	$296,109.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2261%
Prior Collection Period			0.1833%
Current Collection Period			0.2239%
Three Month Average			0.2111%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3143%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	38

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	54	$945,405.92
2 Months Extended	70	$1,299,082.91
3+ Months Extended	8	$131,142.81

Total Receivables Extended	132	$2,375,631.64

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer